INCOME TAXES - Deferred tax assets (liabilities) (Details) - SL BIO LTD - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets
Tax losses carry forwards	$ 706,110	$ 211,507
Other timing difference	(109,701)
Valuation allowance	(596,409)	(211,507)
Total deferred tax assets	0	0
Deferred tax liabilities
Other timing difference		(135,701)
Total deferred tax liabilities	$ 0	(135,701)
Net deferred tax liabilities		$ (135,701)